GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 8.68%
64,073	Agnico Eagle Mines Ltd	$ 3,324,040
185,000	Anglo American PLC	6,482,766
23,500	Arkema SA	3,098,861
91,700	BHP Group Ltd	2,449,114
230,500	BlueScope Steel Ltd	3,339,855
80,800	Boliden AB	2,587,252
23,246	Croda International PLC(a)	2,662,838
61,800	Evonik Industries AG	1,937,870
358,000	Fortescue Metals Group Ltd	3,813,427
84,693	Franco-Nevada Corp	11,002,868
4,173	Givaudan SA	19,025,095
36,900	Kaneka Corp	1,541,245
96,700	Kansai Paint Co Ltd	2,398,807
710,000	Kingboard Holdings Ltd	3,213,158
73,300	Mineral Resources Ltd	2,326,260
196,100	Mitsubishi Chemical Holdings Corp(a)	1,785,244
162,500	Mitsubishi Gas Chemical Co Inc	3,204,438
120,900	Mitsui Chemicals Inc(a)	4,039,147
47,700	Nippon Soda Co Ltd	1,532,960
124,957	Novozymes A/S Class B	8,565,965
63,800	Rio Tinto Ltd	4,541,993
651,900	St Barbara Ltd	628,281
49,776	Symrise AG	6,524,175
62,000	Tokuyama Corp(a)	1,182,823
62,878	Wheaton Precious Metals Corp	2,366,985
51,800	Yara International ASA	2,565,979
		106,141,446
Communications — 3.74%
1,412,200	BT Group PLC(b)	3,026,544
116,600	Deutsche Telekom AG	2,338,311
70,500	Freenet AG(b)	1,844,618
291,500	KDDI Corp(a)	9,597,089
348,200	Nippon Telegraph & Telephone Corp(a)	9,648,333
401,000	Orange SA	4,336,745
296,000	Telefonica SA	1,388,998
48,500	Telenet Group Holding NV(a)	1,851,814
302,800	Television Francaise 1	2,968,360
36,300	United Internet AG	1,404,205
12,758	Wix.com Ltd(b)	2,500,185
45,705	Wolters Kluwer NV(b)	4,844,553
		45,749,755
Consumer, Cyclical — 9.72%
8,847	adidas AG	2,780,218
258,400	Barratt Developments PLC	2,283,510
39,800	Bayerische Motoren Werke AG	3,780,152
43,600	Bellway PLC	1,922,465
160,600	Betsson AB Class B	1,335,520
42,578	Cie Financiere Richemont SA	4,414,577
Shares		Fair Value
Consumer, Cyclical — (continued)
41,326	Cie Generale des Etablissements Michelin SCA	$ 6,336,926
68,326	Compass Group PLC(b)	1,396,889
929,000	Currys PLC	1,669,814
58,800	Daimler AG	5,188,005
71,400	Daiwa House Industry Co Ltd	2,380,120
181,000	Daiwabo Holdings Co Ltd(a)(b)	2,898,015
89,000	Deutsche Lufthansa AG(a)(b)	607,225
100,600	EDION Corp(a)	948,254
2,827	Faurecia SE	133,003
132,100	Finnair OYJ(a)(b)	103,856
606,476	Harvey Norman Holdings Ltd	2,174,812
108,200	Haseko Corp(a)(b)	1,444,655
131,500	Honda Motor Co Ltd(a)	4,042,812
440,100	International Consolidated Airlines Group SA(b)	903,215
198,100	Isuzu Motors Ltd(a)	2,577,325
233,700	ITOCHU Corp	6,806,743
56,500	Japan Airlines Co Ltd(b)	1,345,080
83,700	Jardine Cycle & Carriage Ltd	1,187,148
38,900	Kaufman & Broad SA	1,619,065
216,300	Kindred Group PLC	3,243,636
1,038,600	Kingfisher PLC	4,686,719
86,100	Kohnan Shoji Co Ltd	2,832,700
62,600	K's Holdings Corp(a)	646,798
4,443	LVMH Moet Hennessy Louis Vuitton SE	3,182,351
248,400	Marubeni Corp(a)	2,055,069
94,900	Mitsubishi Corp	2,980,091
143,000	Okamura Corp	2,080,917
338,300	Pirelli & C SpA(c)	1,979,140
438,200	Qantas Airways Ltd(b)	1,767,268
366,571	Redrow PLC	3,290,943
40,543	Ryanair Holdings PLC Sponsored ADR(b)	4,462,163
166,012	Stellantis NV	3,236,171
202,900	Super Retail Group Ltd	1,765,572
156,700	Teijin Ltd	2,227,304
52,900	Tokmanni Group Corp	1,290,483
64,300	Toyota Boshoku Corp(a)	1,137,469
338,100	Volvo AB Class B	7,548,586
101,200	Yamaha Motor Co Ltd	2,817,393
113,500	Yokohama Rubber Co Ltd	2,036,952
627,500	Yue Yuen Industrial Holdings Ltd(b)	1,271,446
22,159	Zalando SE(b)(c)	2,020,929
		118,839,504
Consumer, Non-Cyclical — 26.39%
60,600	Adecco Group AG	3,036,407
80,625	Amadeus IT Group SA(b)	5,302,835
52,700	Arcs Co Ltd(b)	1,070,380
245,700	Astellas Pharma Inc(a)	4,043,990
240,800	Babcock International Group PLC(b)	1,200,206
59,100	Bayer AG	3,207,671

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
204,600	British American Tobacco PLC	$ 7,150,325
20,256	Bruker Corp	1,581,994
148,200	Carrefour SA	2,655,948
126	Chocoladefabriken Lindt & Spruengli AG	1,408,788
111,103	Colgate-Palmolive Co	8,397,165
76,963	Danone SA	5,247,161
282,853	Diageo PLC	13,692,433
27,923	EssilorLuxottica SA	5,335,876
184,300	Experian PLC	7,717,870
60,100	Ezaki Glico Co Ltd(b)	2,279,801
56,900	Fresenius SE & Co KGaA	2,723,519
606,700	GlaxoSmithKline PLC	11,448,722
69,406	Heineken NV(a)	7,244,215
141,400	Imperial Brands PLC	2,956,666
3,000	Indivior PLC(b)	8,715
593,400	Inghams Group Ltd(a)	1,747,531
72,746	Intertek Group PLC	4,863,348
31,100	Ipsen SA	2,963,510
113,600	Ito En Ltd	7,535,655
883,000	J Sainsbury PLC	3,383,162
146,600	Kao Corp	8,724,695
32,354	Kerry Group PLC Class A	4,347,346
75,100	Kobayashi Pharmaceutical Co Ltd(a)	5,954,135
249,600	Koninklijke Ahold Delhaize NV	8,311,186
9,000	Kose Corp	1,076,358
126,160	Leroy Seafood Group ASA	1,042,829
80,700	Lion Corp	1,305,263
36,378	L'Oreal SA	15,053,310
73,600	Medipal Holdings Corp	1,385,160
78,700	Megmilk Snow Brand Co Ltd(b)	1,617,123
716,900	Metcash Ltd(a)	2,005,170
213,527	Nestle SA	25,727,883
143,600	Nihon Kohden Corp	4,881,291
19,900	Nissin Foods Holdings Co Ltd	1,596,869
106,100	Novartis AG	8,700,116
71,751	Pernod Ricard SA	15,818,398
82,400	Prima Meat Packers Ltd(a)(b)	2,087,403
46,200	Randstad NV(a)	3,110,500
133,029	Reckitt Benckiser Group PLC	10,448,996
42,500	Roche Holding AG	15,511,224
165,500	Rohto Pharmaceutical Co Ltd	5,075,863
106,200	Sanofi	10,223,206
330,200	Santen Pharmaceutical Co Ltd	4,643,971
196,800	Scandinavian Tobacco Group A/S(c)	3,884,049
81,100	Secom Co Ltd	5,865,803
102,000	Securitas AB Class B	1,614,417
2,945	SGS SA	8,572,418
27,900	Societe BIC SA	1,644,979
42,800	Sohgo Security Services Co Ltd	1,924,159
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
378,300	Tate & Lyle PLC	$ 3,525,234
85,100	Terumo Corp	4,018,284
977,100	Tesco PLC	3,326,989
139,100	Toyo Suisan Kaisha Ltd	6,159,315
18,300	UCB SA	2,049,177
1,986,000	United Laboratories International Holdings Ltd	1,321,508
2,862,751	WH Group Ltd(c)	2,038,417
		322,796,937
Diversified — 0.28%
505,000	CK Hutchison Holdings Ltd	3,368,921
Energy — 2.40%
1,741,000	Beach Energy Ltd	1,859,370
27,564	Core Laboratories NV	764,901
78,000	OMV AG	4,696,803
220,997	Petrofac Ltd(a)(b)	498,954
394,400	Repsol SA	5,148,303
400,500	Royal Dutch Shell PLC Class B	8,872,651
139,900	TotalEnergies SE	6,686,910
351,700	Z Energy Ltd	829,333
		29,357,225
Financial — 14.35%
248,600	3i Group PLC	4,268,472
66,000	Aareal Bank AG	1,830,187
160,100	ABN AMRO Bank NV(a)(c)	2,309,814
388,300	Aegon NV	2,004,340
20,500	Allianz SE	4,592,921
75,900	ASR Nederland NV	3,472,062
126,400	Australia & New Zealand Banking Group Ltd	2,538,438
417,300	Aviva PLC	2,211,080
151,800	AXA SA	4,206,856
17,700	Baloise Holding AG	2,684,908
440,900	Banco Bilbao Vizcaya Argentaria SA	2,910,199
921,078	Banco Santander SA(b)	3,336,470
174,300	Bank Leumi Le-Israel BM	1,476,850
395,800	Bank of Ireland Group PLC(b)	2,347,399
78,400	BNP Paribas SA(a)	5,016,069
205,500	Chiba Bank Ltd(a)(b)	1,331,683
118,300	CNP Assurances	1,867,139
233,700	Credit Agricole SA	3,212,299
378,300	Credit Suisse Group AG	3,736,190
133,100	Dai-ichi Life Holdings Inc	2,911,040
146,700	Danske Bank A/S	2,471,326
121,400	DBS Group Holdings Ltd	2,690,057
134,500	Deutsche Bank AG(b)	1,709,186
42,750	Deutsche Wohnen SE(b)	2,619,570
170,600	DNB Bank ASA(b)	3,878,538
35,360	Euronext NV(c)	4,001,705
99,200	Fukuoka Financial Group Inc	1,774,844
580,800	Gunma Bank Ltd	1,870,489

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
201,600	Hachijuni Bank Ltd(a)	$ 718,106
140,813	Hiscox Ltd	1,586,924
198,500	ING Groep NV	2,885,884
64,365	Julius Baer Group Ltd	4,276,392
25,575	Jyske Bank A/S(b)	1,102,678
638,500	Kerry Properties Ltd	1,679,547
23,091	LEG Immobilien SE	3,261,681
1,003,400	Legal & General Group PLC	3,768,521
3,478,000	Lloyds Banking Group PLC	2,164,550
339,180	Mebuki Financial Group Inc	743,107
210,400	Mediobanca Banca di Credito Finanziario SpA(b)	2,531,318
578,260	Mitsubishi HC Capital Inc(a)	3,023,658
547,200	Mitsubishi UFJ Financial Group Inc(a)	3,234,682
203,073	Mizuho Financial Group Inc	2,872,907
473,800	Nomura Holdings Inc(a)	2,335,789
221,800	Nordea Bank Abp(a)	2,858,178
301,800	North Pacific Bank Ltd	686,048
398,200	ORIX Corp	7,450,931
819,600	Resona Holdings Inc(a)	3,278,413
89,600	Shinoken Group Co Ltd	931,653
53,400	Societe Generale SA	1,672,208
40,600	Sompo Holdings Inc(a)	1,761,432
676,600	Stockland REIT(b)	2,145,618
117,900	Sumitomo Mitsui Financial Group Inc(a)	4,147,648
12,500	Swiss Life Holding AG	6,298,346
102,608	Sydbank AS(b)	3,066,917
95,527	TAG Immobilien AG(b)	2,793,040
667,723	UBS Group AG	10,657,938
986,300	UnipolSai Assicurazioni SpA(a)	2,765,282
293,300	United Overseas Bank Ltd	5,548,527
65,187	Vonovia SE	3,918,922
		175,446,976
Industrial — 18.53%
10,088	Agilent Technologies Inc	1,589,163
1,300	AP Moller - Maersk A/S Class B	3,519,217
553,100	Austal Ltd	742,817
976,400	BAE Systems PLC	7,392,693
57,900	Bekaert SA	2,408,740
98,500	Bouygues SA	4,074,673
91,300	bpost SA(b)	805,085
115,700	Brother Industries Ltd(a)	2,546,007
2,832,000	China Resources Cement Holdings Ltd	2,722,116
102,300	Cia de Distribucion Integral Logista Holdings SA	2,157,863
69,600	Cie de Saint-Gobain	4,683,857
109,900	Deutsche Post AG	6,891,784
25,700	Dfds A/S(b)	1,365,863
6,300	Disco Corp	1,764,553
164,764	Epiroc AB Class A	3,425,369
96,773	GEA Group AG(b)	4,419,545
6,123	Geberit AG	4,495,521
Shares		Fair Value
Industrial — (continued)
163,721	Halma PLC	$ 6,242,701
49,679	Hirose Electric Co Ltd(a)	8,255,973
105,400	Hitachi Ltd	6,235,539
80,800	Holcim Ltd	3,893,349
324,771	IMI PLC	7,259,726
133,000	Japan Aviation Electronics Industry Ltd	1,933,751
101,400	Kamigumi Co Ltd	2,125,099
100,400	Kinden Corp	1,692,898
269,400	Kitz Corp	1,896,489
26,502	Knorr-Bremse AG	2,835,481
70,900	Kumagai Gumi Co Ltd(b)	1,834,676
1,881,000	Lee & Man Paper Manufacturing Ltd	1,374,864
124,892	Legrand SA	13,382,090
238,900	Leonardo SpA(b)	1,953,755
35,400	Nichiha Corp(b)	1,009,397
140,700	Nikon Corp(a)	1,562,243
73,400	Nippon Electric Glass Co Ltd	1,736,182
16,519	Nordson Corp	3,934,000
408,000	NWS Holdings Ltd	375,566
197,000	Obayashi Corp	1,623,826
51,300	Omron Corp	5,076,268
266,700	Rengo Co Ltd	2,083,671
30,700	Rheinmetall AG	2,998,715
32,200	Sankyu Inc	1,480,918
22,362	Schindler Holding AG	6,003,517
121,606	Schneider Electric SE	20,253,898
140,200	Seino Holdings Co Ltd	1,698,469
199,800	Shimadzu Corp	8,774,449
92,300	Signify NV(c)	4,620,212
15,674	Sika AG	4,955,699
221,400	SKF AB Class B	5,220,882
10,900	SMC Corp	6,800,624
91,386	Spectris PLC	4,741,672
47,766	Spirax-Sarco Engineering PLC	9,607,589
64,700	Taisei Corp	2,073,104
34,200	Tsubakimoto Chain Co(b)	1,056,646
57,100	Valmet OYJ(a)	2,061,535
128,200	Venture Corp Ltd	1,685,019
78,278	Wartsila OYJ Abp	932,235
94,600	Wienerberger AG	3,176,360
1,024,000	Xinyi Glass Holdings Ltd	3,054,646
118,800	Yokogawa Electric Corp	2,072,057
		226,590,656
Technology — 10.06%
67,805	Analog Devices Inc	11,355,981
37,837	ANSYS Inc(b)	12,881,607
15,250	Atos SE	810,105
184,536	Cadence Design Systems Inc(b)	27,946,168
10,900	Capgemini SE	2,260,399
17,500	Check Point Software Technologies Ltd(b)	1,978,200
119,834	Dassault Systemes SE	6,306,304

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Shares		Fair Value
Technology — (continued)
26,303	Descartes Systems Group Inc(b)	$ 2,141,038
73,000	DTS Corp(a)(b)	1,677,738
25,260	Infineon Technologies AG	1,033,085
222,500	Micro Focus International PLC	1,223,524
143,471	Nomura Research Institute Ltd	5,273,523
26,500	Obic Co Ltd	5,039,187
2,174,000	PAX Global Technology Ltd	2,728,591
151,810	Samsung Electronics Co Ltd	9,411,405
37,920	SAP SE	5,127,874
18,800	Siltronic AG(a)	2,966,014
170,452	Taiwan Semiconductor Manufacturing Co Ltd Sponsored ADR	19,030,966
19,976	Texas Instruments Inc	3,839,587
		123,031,296
Utilities — 0.90%
1,543,900	A2A SpA	3,163,654
203,700	AGL Energy Ltd	841,216
441,300	Drax Group PLC	2,863,631
92,467	Enagas SA	2,054,993
276,700	Enel SpA(b)	2,123,725
		11,047,219
TOTAL COMMON STOCK — 95.05% (Cost $1,006,429,783)		$1,162,369,935
PREFERRED STOCK
Consumer, Cyclical — 1.19%
53,800	Porsche Automobil Holding SE	5,320,282
240,113	Schaeffler AG	1,834,122
33,100	Volkswagen AG	7,378,050
		14,532,454
Consumer, Non-Cyclical — 1.01%
13,700	Draegerwerk AG & Co KGaA	1,122,756
121,699	Henkel AG & Co KGaA	11,258,163
		12,380,919
TOTAL PREFERRED STOCK — 2.20% (Cost $29,711,395)		$26,913,373
RIGHTS
Consumer, Cyclical — 0.02%
89,000	Deutsche Lufthansa AG(a)(b)	211,340
TOTAL RIGHTS — 0.02% (Cost $806,090)		$211,340
Shares		Fair Value
WARRANTS
Consumer, Cyclical — 0.00%(d)
86,430	Cie Financiere Richemont SA(b)(e)	$ 40,806
TOTAL WARRANTS — 0.00%(d) (Cost $0)		$40,806
GOVERNMENT MONEY MARKET MUTUAL FUNDS
9,449,000	BlackRock FedFund Institutional Class(f), 0.03%(g)	9,449,000
7,694,000	Federated Hermes Government Obligations Fund Premier Shares(f), 0.03%(g)	7,694,000
7,090,000	Fidelity® Investments Money Market Government Portfolio Institutional Class(f), 0.01%(g)	7,090,000
9,280,000	Goldman Sachs Financial Square Government Fund Institutional Class(f), 0.03%(g)	9,280,000
8,980,000	Invesco Government & Agency Portfolio Institutional Class(f), 0.03%(g)	8,980,000
9,696,000	JPMorgan U.S. Government Money Market Fund Capital Shares(f), 0.03%(g)	9,696,000
9,678,000	Morgan Stanley Institutional Liquidity Government Portfolio Institutional Class(f), 0.03%(g)	9,678,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 5.06% (Cost $61,867,000)		$61,867,000

See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 3.62%
$23,863,344	Undivided interest of 25.88% in a repurchase agreement (principal amount/value $92,234,491 with a maturity value of $92,234,619) with RBC Capital Markets Corp, 0.05%, dated 9/30/21 to be repurchased at $23,863,344 on 10/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.50%, 10/31/21 - 5/1/58, with a value of $94,079,185.(f)	$ 23,863,344
20,468,985	Undivided interest of 27.01% in a repurchase agreement (principal amount/value $75,803,310 with a maturity value of $75,803,415) with Bank of America Securities Inc, 0.05%, dated 9/30/21 to be repurchased at $20,468,985 on 10/1/21 collateralized by U.S. Government Agency securities, 1.50% - 5.00%, 9/1/31 - 7/1/60, with a value of $77,319,376.(f)	20,468,985
TOTAL SHORT TERM INVESTMENTS — 3.62% (Cost $44,332,329)		$44,332,329
TOTAL INVESTMENTS — 105.95% (Cost $1,143,146,597)		$1,295,734,783
OTHER ASSETS & LIABILITIES, NET — (5.95)%		$(72,809,634)
TOTAL NET ASSETS — 100.00%		$1,222,925,149
(a)	All or a portion of the security is on loan at September 30, 2021.
(b)	Non-income producing security.
(c)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(d)	Represents less than 0.005% of net assets.
(e)	Security is fair valued using significant unobservable inputs.
(f)	Collateral received for securities on loan.
(g)	Rate shown is the 7-day yield as of September 30, 2021.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Schedule of Investments
As of September 30, 2021 (Unaudited)
Summary of Investments by Country as of September 30, 2021.
Country	Fair Value	Percentage of Fund Investments
Japan	$263,829,015	20.36%
United States	177,724,993	13.71
France	155,050,507	11.96
United Kingdom	142,573,612	11.00
Switzerland	133,439,175	10.30
Germany	108,479,616	8.37
Netherlands	55,678,196	4.30
Australia	34,686,744	2.68
Sweden	24,975,661	1.93
Denmark	23,976,014	1.85
Hong Kong	23,148,780	1.79
Spain	22,299,661	1.72
Taiwan	19,030,966	1.47
Ireland	18,874,778	1.46
Canada	18,834,932	1.45
Italy	14,516,874	1.12
Singapore	11,110,751	0.86
South Korea	9,411,405	0.73
Austria	7,873,162	0.61
Norway	7,487,346	0.58
Finland	7,246,286	0.56
Belgium	7,114,816	0.55
Israel	5,955,236	0.46
Bermuda	1,586,924	0.12
New Zealand	829,333	0.06
Total	$1,295,734,783	100.00%
See Notes to Schedule of Investments.

September 30, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST INTERNATIONAL VALUE FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
For private equity securities that are not traded on an exchange, an appropriate source, which may include the use of an internally developed or approved valuation model, a different external pricing vendor, or sourcing a price from a broker will be used. Valuation of these securities will be reviewed regularly by the Fair Value Pricing Committee.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

September 30, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Rights	Exchange traded close price, bids and evaluated bids.
Warrants	Exchange traded close price, bids and evaluated bids.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2021, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector or geography classifications, as applicable, are included in the Schedule of Investments.
	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Common Stock	$166,228,061	$996,141,874	$—	$1,162,369,935
Preferred Stock	1,122,756	25,790,617	—	26,913,373
Rights	211,340	—	—	211,340
Warrants	—	—	40,806	40,806
Government Money Market Mutual Funds	61,867,000	—	—	61,867,000
Short Term Investments	—	44,332,329	—	44,332,329
Total Assets	$229,429,157	$1,066,264,820	$40,806	$1,295,734,783
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2021